Investment in convertible notes	12 Months Ended
Dec. 31, 2019
Investment in convertible notes
Investment in convertible notes

10.  Investment in convertible notes

Significant investment held in convertible notes

On June 13, 2018, Yixin and Yusheng Holdings Limited ("Yusheng") entered into the convertible note purchase agreement, the business cooperation agreement and the framework agreement in relation to Yixin’s investment in Yusheng by way of subscription for the convertible note.

Pursuant to the convertible note purchase agreement, Yusheng agreed to issue to Yixin interest free convertible notes with a term of 20 years in the principal amount of US$260.0 million for a consideration of (i) provision of the cooperation to Yusheng and/or its affiliates pursuant to the terms of the business cooperation agreement, and (ii) a cash consideration of US$21.0 million. The convertible notes are interest free and convertible into Series Pre-A preferred shares at the conversion price of US$20.00. The Group has elected to use the fair value option to account for the investment in convertible notes which amounted to RMB1.79 billion as at December 31, 2018.

Pursuant to the business cooperation agreement, Yixin shall provide the cooperation to Yusheng and/or its affiliates for a term of 20 years from the date of the business cooperation agreement. For the avoidance of doubt, actions in connection with respect to such cooperation include (i) Yixin shall provide certain traffic support in relation to the used automobile transaction business to Yusheng and/or its affiliates; (ii) Yixin shall provide certain automobile database related services to Yusheng and/or its affiliates on a non-exclusive basis; and (iii) Yixin shall not engage in, invest in, own, manage, operate or provide assistance to businesses that may compete with the used automobile transaction business during the term of the business cooperation agreement or until Yixin holds less than 10% equity interest in Yusheng on an as converted and fully diluted basis, whichever comes earlier. Please refer to Note 21 for further details.

Pursuant to the framework agreement, Yusheng agreed to purchase from Yixin, either directly or through its affiliates, certain fixed and intangible assets relating to the used automobile transaction business of Yusheng for an aggregate purchase price of US$21.0 million.

In November 2019, Yixin subscribed to another convertible note issued by Yusheng for cash consideration of US$43.0 million to further strength the cooperation relationship with Yusheng in the used automobile businesses.